Operating income (Tables)	12 Months Ended
Dec. 31, 2024
Revenue [abstract]
Disclosure of breakdown of operating income	Operating income is composed as below:

(amounts in thousands of euros)
OPERATING INCOME	YEAR ENDED DECEMBER 31, 2022	YEAR ENDED DECEMBER 31, 2023	YEAR ENDED DECEMBER 31, 2024
Research tax credit ("CIR")	4,476	4,493	6,651
Subsidies	29	81	4,140
Other	78	47	1,657
Total operating income	4,583	4,621	12,449